Other investments	12 Months Ended
Dec. 31, 2025
Other investments
Other investments

13 Other investments

	2025	2024
	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	2,212	1,632
Equity securities at fair value through profit and loss	11	–
Total	2,223	1,632
Current investments
Fixed income securities at fair value through profit or loss	8	37
Cash collateral pledged to counterparties	22	129
Total	30	166

Other investments held at FVOCI include equity securities which are not held for trading and which the Group has irrevocably elected at initial recognition to recognise in this category. Other investments held at FVPL comprise a mixture of equity securities and fixed income securities that the Group holds to sell.

The fair value of listed investments is based on year end quoted market prices. Fixed deposits and Cash collateral pledged to counterparties are held at amortised cost with carrying value being a reasonable approximation of fair value given their short-term nature.

Cash collateral pledged to counterparties relates to collateral pledged on derivatives entered into to hedge the Group's risk exposures.

Fair value hierarchy

The table below analyses equity securities and bonds, contained within Other investments and carried at fair value, by valuation method. The different levels have been defined as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
>	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	2025	2025	2024	2024
	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m
Level 1	8	1,765	37	1,279
Level 2	–	–	–	–
Level 3	11	447	–	353
Total	19	2,212	37	1,632

Assets are transferred in or out of each Level on the date of the event or change in circumstances that caused the transfer.

Equity securities that are analysed at Level 3 include investments in private biotech companies. In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusting as necessary for impairments and revaluations on new funding rounds, which approximates to fair value. Movements in Level 3 investments are detailed below:

	2025	2025	2024	2024
	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m
At 1 January	–	353	–	313
Additions	11	124	–	56
Revaluations	–	(50)	–	(9)
Impairments and exchange adjustments	–	20	–	(7)
At 31 December	11	447	–	353